GS Mortgage-Backed Securities Trust 2024-PJ4 ABS-15G

Exhibit 99.2 - Schedule 7

Seller Loan ID	Customer Loan ID	Name	Data Field	Tape Data	Review Data	Tape Discrepancy Comments	Deal #
XXXX	XXXX	XXXX	DTI	XXXX %	XXXX %	Incoming Value:XXXX Audit Value: XXXX 1008 DTI XXXX% Discrepancy due to rounding	XXXX